UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   February 13, 2007


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 81


Form 13F Information Table Value Total: $137,218





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   COM              02209S103     2303    26839 SH       SOLE                    24764              2075
American Int'l Group           COM              026874107     2136    29806 SH       SOLE                    26081              3725
Anheuser-Busch                 COM              035229103     5957   121080 SH       SOLE                   100730             20350
Apollo Group Cl A              COM              037604105      453    11625 SH       SOLE                     7625              4000
Arrow International            COM              042764100      460    13000 SH       SOLE                     9500              3500
Avon Products                  COM              054303102     1932    58475 SH       SOLE                    50775              7700
Berkshire Hathaway A           COM              084670108     4950       45 SH       SOLE                       30                15
Berkshire Hathaway B           COM              084670207     8593     2344 SH       SOLE                     2098               246
Block (H&R)                    COM              093671105     1259    54650 SH       SOLE                    53550              1100
Cablevision Systems            COM              12686C109     1834    64387 SH       SOLE                    50196             14191
Cadbury Schweppes              COM              127209302     2059    47965 SH       SOLE                    43790              4175
Citigroup, Inc.                COM              172967101     4809    86335 SH       SOLE                    72801             13534
Clarcor, Inc.                  COM              179895107      220     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     2375    49215 SH       SOLE                    43265              5950
Comcast A SPCL                 COM              20030N200     4214   100620 SH       SOLE                    82120             18500
Comcast Corp. A                COM              20030N101      420     9922 SH       SOLE                     9922
ConocoPhillips                 COM              20825C104      423     5886 SH       SOLE                     5490               396
Costco Wholesale               COM              22160K105     1393    26350 SH       SOLE                    24650              1700
Diageo PLC ADR                 COM              25243Q205     1008    12715 SH       SOLE                    12115               600
Dover Corp.                    COM              260003108     1506    30725 SH       SOLE                    28875              1850
Dress Barn                     COM              261570105      464    19900 SH       SOLE                    19900
Educate, Inc.                  COM              28138p100      128    18000 SH       SOLE                    18000
Expedia, Inc.                  COM              30212p105      533    25399 SH       SOLE                    25399
ExxonMobil Corp.               COM              30231G102     2617    34149 SH       SOLE                    22579             11570
Fulton Financial               COM              360271100      892    53363 SH       SOLE                    52268              1095
Gannett Co.                    COM              364730101     1467    24266 SH       SOLE                    20241              4025
General Electric               COM              369604103      609    16380 SH       SOLE                    14780              1600
Genuine Parts                  COM              372460105      376     7925 SH       SOLE                     6925              1000
Harley Davidson                COM              412822108      943    13375 SH       SOLE                    13150               225
Hershey Company                COM              427866108      329     6605 SH       SOLE                     3605              3000
Home Depot                     COM              437076102      857    21330 SH       SOLE                    19030              2300
IAC/InterActive Corp.          COM              45840Q101      427    11499 SH       SOLE                    11499
Int'l Game Tech.               COM              459902102     1406    30440 SH       SOLE                    26690              3750
J & J Snack Foods              COM              466032109      410     9900 SH       SOLE                     9900
Johnson & Johnson              COM              478160104     3798    57525 SH       SOLE                    46975             10550
Journal Register               COM              481138105      106    14500 SH       SOLE                    14500
Laboratory Corp.               COM              50540R409      577     7850 SH       SOLE                     7150               700
Liberty Capital A              COM              53071m302     1322    13497 SH       SOLE                    10518              2979
Liberty Interactive A          COM              53071m104     1450    67214 SH       SOLE                    52317             14897
Lindsay Corp.                  COM              535555106      271     8300 SH       SOLE                     8300
Loews Corp.                    COM              540424108      615    14830 SH       SOLE                     9830              5000
Manpower, Inc.                 COM              56418H100      378     5050 SH       SOLE                     5050
Marathon Oil                   COM              565849106      268     2900 SH       SOLE                     2900
Martin Marietta Matrls.        COM              573284106     2734    26311 SH       SOLE                    20161              6150
McGrath Rentcorp               COM              580589109      230     7500 SH       SOLE                     7500
Medical Services Intl          COM              58463C101        1  4000000 SH       SOLE                  4000000
Mercury General                COM              589400100     1122    21275 SH       SOLE                    18225              3050
Met-Pro Corp.                  COM              590876306      190    12800 SH       SOLE                    12800
Microsoft Corp.                COM              594918104     5565   186365 SH       SOLE                   151565             34800
Mile Marker Int'l              COM              599214202       74    35300 SH       SOLE                    35300
Mohawk Industries              COM              608190104     5825    77815 SH       SOLE                    66915             10900
Montpelier Re Holdings         COM              G62185106      382    20550 SH       SOLE                    16350              4200
Nat'l Penn Bancshares          COM              637138108      359    17748 SH       SOLE                    15976              1772
Nestle Reg ADR                 COM              641069406     3869    43625 SH       SOLE                    36875              6750
Nutraceutical Int'l Corp.      COM              67060Y101      213    13900 SH       SOLE                    13900
PepsiCo, Inc.                  COM              713448108      314     5021 SH       SOLE                     5021
Pfizer, Inc.                   COM              717081103     1564    60405 SH       SOLE                    38027             22378
Procter & Gamble               COM              742718109      685    10655 SH       SOLE                     8730              1925
Progressive Corp.              COM              743315103     7256   299600 SH       SOLE                   230700             68900
Radio One Inc. Cl D            COM              75040P405      165    24450 SH       SOLE                    24450
Respironics Inc.               COM              761230101      302     8000 SH       SOLE                     8000
Risk, George Ind.              COM              767720204      271    32400 SH       SOLE                    32400
Scripps (E.W.) Co.             COM              811054204     3031    60685 SH       SOLE                    54385              6300
Sovereign Bancorp              COM              845905108     1234    48592 SH       SOLE                    48592
T J X Companies                COM              872540109     4638   162625 SH       SOLE                   136225             26400
Tel.& Data Sys Special         COM              879433860      343     6925 SH       SOLE                     6925
Teledyne Technologies          COM              879360105      203     5050 SH       SOLE                     5050
Telephone & Data Sys.          COM              879433100     1729    31825 SH       SOLE                    28050              3775
Thor Industries                COM              885160101      758    17225 SH       SOLE                    15625              1600
Tiffany & Company              COM              886547108     3319    84590 SH       SOLE                    76665              7925
Time Warner                    COM              887317105      700    32132 SH       SOLE                    30132              2000
Tyco International             COM              902124106     2216    72900 SH       SOLE                    58675             14225
United Health Group            COM              91324P102     3100    57690 SH       SOLE                    46665             11025
Unitrin, Inc.                  COM              913275103      635    12675 SH       SOLE                     8075              4600
Wachovia Corp.                 COM              929903102     2535    44514 SH       SOLE                    44514
Wal-Mart Stores                COM              931142103     3134    67868 SH       SOLE                    57893              9975
Washington Post Cl B           COM              939640108     5353     7180 SH       SOLE                     5992              1188
Watts Water Tech.              COM              942749102      247     6000 SH       SOLE                     6000
Wells Fargo                    COM              949746101     1559    43830 SH       SOLE                    31510             12320
Whirlpool Corp.                COM              963320106     2558    30810 SH       SOLE                    25610              5200
Wrigley (Wm.), Jr.             COM              982526105      259     5000 SH       SOLE                     5000
